Discontinued Operations (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Discontinued Operations
Cash paid to the related party	$ 440,000
Pre tax loss	405,400
Cash provided by (used in) operating activities	25,400	$ (502,900)	$ (75,000)	$ 66,100
Cash provided by investing activities from discontinued operations	$ 0	$ 440,000	$ 440,000	$ 2,200